Retirement Benefit Schemes - Additional Information (Details) € in Millions, £ in Millions, $ in Millions											12 Months Ended
	Sep. 19, 2025 GBP (£)	Aug. 29, 2025 GBP (£)	May 08, 2025 GBP (£) member	May 08, 2025 EUR (€) member	Aug. 01, 2024 GBP (£)	Aug. 01, 2024 EUR (€)	Nov. 14, 2023 GBP (£) insurer	Nov. 14, 2023 CAD ($) insurer	Sep. 02, 2021 GBP (£)	Sep. 02, 2021 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017	May 08, 2025 EUR (€)	Mar. 31, 2023 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of principal schemes to total defined benefit schemes											90.00%
Percentage of defined benefit net costs charged to the adjusted profit											60.00%
Valuation frequency											3 years
Postemployment Benefit Expense Defined Benefit Plans Past Service Cost (Credit) Curtailment And Settlements											£ (32)	£ 18
Surplus (deficit) in plan											£ 79	£ 117
Corporation tax rate											25.00%	25.00%	23.50%
Current service costs											£ 7	£ 11
Percentage of scheme liabilities relate to guaranteed benefits											95.00%	95.00%
Healthcare inflation
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of reasonably possible increase in actuarial assumption											1.00%
Percentage of reasonably possible decrease in actuarial assumption											1.00%
United States
Disclosure Of Defined Benefit Plans [Line Items]
Past service (credit)/cost and settlements											£ 35
Settlements											34
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements											£ 28
United States
Disclosure Of Defined Benefit Plans [Line Items]
Corporation tax rate														21.00%	35.00%
Rate of increase in salaries (%)											3.40%	3.30%
Discount rate (%)											5.30%	5.60%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Corporation tax rate											25.00%	25.00%
Rate of increase in salaries (%)											0.00%	0.00%
Discount rate (%)											5.50%	5.50%
United Kingdom | Forecast
Disclosure Of Defined Benefit Plans [Line Items]
Run-off and wind-up costs, defined benefit plans											£ 5
Germany
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											2.80%	2.80%
Discount rate (%)											4.10%	3.50%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											2.50%	2.50%
Discount rate (%)											4.70%	4.60%
Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											2.00%	2.00%
Discount rate (%)											4.10%	3.50%
United States and United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded pension expected settlement within 10 Years											54.00%
Unfunded pension expected settlement between 10 and 20 Years											29.00%
Unfunded pension expected settlement between 20 and 30 years											12.00%
Unfunded pension expected settlement after 30 years											5.00%
United States and Canada
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years											71.00%
Unfunded healthcare expected settlement between 10 and 20 years											23.00%
Unfunded healthcare expected settlement between 20 and 30 years											5.00%
Unfunded healthcare expected settlement after 30 Years											1.00%
All other countries | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											0.00%	0.00%
Discount rate (%)											0.00%	0.00%
All other countries | Top of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)											12.00%	9.80%
Discount rate (%)											9.50%	8.70%
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Postemployment Benefit Expense Defined Benefit Plans Past Service Cost (Credit) Curtailment And Settlements											£ (32)	£ 18
Surplus (deficit) in plan											437	498
Pension schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											5	10
Postemployment Benefit Expense Defined Benefit Plans Past Service Cost (Credit) Curtailment And Settlements												£ 18
Net defined benefit asset											34
Net defined benefit liability											£ 35
Percentage of unfunded benefit schemes											37.00%	38.00%
Pension schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes											49.00%	47.00%
Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2026											£ 38
Company contributions to pension schemes, 2027											38
Company contributions to pension schemes. 2025											38
Company contributions to pension schemes, 2024											38
Pension schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2026											2
Company contributions to pension schemes, 2027											2
Company contributions to pension schemes. 2025											2
Company contributions to pension schemes, 2024											2
Reynolds american funded retirement plan (PEP and Affiliates) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan											533	£ 507
Surplus restriction, plan assets											54	14
British American Tobacco UK Pension Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit liability (asset)											142	169
British American Tobacco UK Pension Fund | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Gains (losses) arising from settlements, defined benefit plans		£ 20
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	£ 28
Net defined benefit liability (asset)											1,845
Stichting Pensioenfonds British American Tobacco | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members in retirement benefit plan | member			11	11
Assets of benefit plan			£ 498													€ 586
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans			£ 57	€ 67
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals					£ 199	€ 235
Imperial Tobacco Corporate Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Insurers party to agreement | insurer							2	2
Imperial Tobacco Corporate Pension Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined Benefit Plan Transfer Of Assets							£ 114	$ 194
Imasco Pension Fund Society Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined Benefit Plan Transfer Of Assets									£ 451	$ 766
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Postemployment Benefit Expense Defined Benefit Plans Past Service Cost (Credit) Curtailment And Settlements											0	0
Surplus (deficit) in plan											(358)	£ (381)
1 year increase											17
1 year decrease											£ 14
Healthcare schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes											86.00%	87.00%
Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											£ 22
Surplus (deficit) in plan											774	£ 851
Funded defined benefit plans | Funded Defined Benefit
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions											20
Funded defined benefit plans | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan											785	856
Funded defined benefit plans | Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											5
Funded defined benefit plans | Pension schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year											5
Funded defined benefit plans | British American Tobacco UK Pension Fund | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan																	£ 111
Assets of benefit plan											148	169
Insurance Assets, Defined Benefit Plan											1,845
Funded defined benefit plans | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan											(11)	(5)
Schemes in surplus only | Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit liability (asset)											173	103
Schemes in surplus only | Pension schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Net defined benefit liability (asset)											£ 30	£ 34